Accounts Receivable - Schedule of Movement of Allowance for Credit Losse (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Movement of Allowance for Credit Losse [Abstract]
Balance at the beginning of the year		$ 1,015,838
Provision	720,054
Recovery		(1,385)
Write off		(1,018,179)
Foreign currency translation	5,087	3,726
Balance at the end of the year	$ 725,141